Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended
	Feb. 29, 2016	May. 31, 2015
Related Party Transactions Details Narrative
Repayments to related parties	$ 99,500
Management fees	92,565
Salaries	30,000
Unsecured owed amount	54,695
Unsecured owed minority owner amount	1,500
Advances received from related party	108,285
Expenses paid by related party	$ 15,910